Leases (Details) - Schedule of Maturities of Lease Liabilities - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Maturities of Lease Liabilities [Abstract]
For the six months ending December 31, 2024 (remaining)	$ 3,549
For the year ending December 31,
2025	2,415
2026	465
2027	31
2028	9
Total lease payments	6,469
Less: interest	(153)
Total	6,316
Less: current portion	(2,325)	$ (2,486)
Non-current portion	$ 3,991	$ 4,349